Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 138,606	$ 527,108	$ 3,900,096
Accounts receivable, net	1,136,520	945,815
Inventory, net	357,860	473,451
Prepaid expenses	497,925	564,427	38,039
Total Current Assets	2,130,911	2,510,801	3,938,135
PROPERTY AND EQUIPMENT, net	786,132	850,751	10,932
OTHER ASSETS
Deposits	17,930	17,930	3,000
Contracts and franchise, net	9,663,959	10,846,590
Total Other Assets	9,681,889	10,864,520	3,000
TOTAL ASSETS	12,598,932	14,226,072	3,952,067
CURRENT LIABILITIES
Accounts payable and accrued expenses	2,099,414	1,840,909	37,339
Current portion of notes payable	533,701	533,701
Related party payables	438,041	384,369
Billings in excess of revenues	572,323	645,424
Taxes payable	448,721	230,295
Payroll Payable	132,675	276,018
Preferred dividends payable	211,250	54,155
Warrant derivative liability	1,643,909	2,037,325	1,288,159
Total Current Liabilities	6,080,034	6,002,196	1,325,498
LONG TERM LIABILITIES
Long term portion of notes payable	740,196	979,338
Total Liabilities	6,820,230	6,981,534	1,325,498
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock value	325	200
Common stock value	18,626	18,703	11,855
Additional paid-in capital	33,955,229	33,771,622	12,420,166
Stock subscription receivable		(2,632,192)
Accumulated deficit	(28,195,478)	(23,913,795)	(9,805,452)
Total Stockholders' Equity	5,778,702	7,244,538	2,626,569
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 12,598,932	$ 14,226,072	$ 3,952,067